Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

	(a)	(b)	(c)	(d)	(e)	(f)

Year	Summary Compensation Table Total for First PEO (1) ($)	Summary Compensation Table Total for Second PEO (1) ($)	Compensation Actually Paid to First PEO (2) ($)	Compensation Actually Paid to Second PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (4) ($)	Net Income ($ in thousands)
2024	1,263,438	-	1,874,321	-	581,489	805,402	123	15,519
2023	458,215	-	583,201	-	479,376	617,643	137	17,368
2022	128,001	666,490	(120,924)	783,197	400,741	430,932	114	15,673

(1)       Mr. Ronald L. Zimmerly served as Middlefield’s principal executive officer during 2024. The Non-PEO named executive officers for purposes of calculating the average non-PEO named executive officer compensation in each applicable year are as follows: (i) for 2024, Michael C. Ranttila and Michael L. Cheravitch; (ii) for 2023, Ronald L. Zimmerly and Michael C. Ranttila; and (iii) for 2022, Ronald L. Zimmerly and Donald L. Stacy.

(2)       The figure presented for 2024 reflects the compensation actually paid to Mr. Zimmerly as Middlefield’s principal executive officer. Column (c) reflects additions and deductions of the following amounts from the summary compensation total for Mr. Zimmerly: (i) a gain of $633,902 to reflect the fair value at December 31, 2024 of all outstanding and unvested PSUs and RSUs granted to Mr. Zimmerly during 2024, (ii) a loss of $32,443, which is the year over year change in fair value of outstanding and unvested equity awards granted to Mr. Zimmerly in prior years, (iii) a gain of $15,561, to reflect the fair value of director stock grants awarded in 2024, and (iv) a loss of $6,137, which is the change, as of the vesting date, in fair value of any awards granted to Mr. Zimmerly in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the 2024 fiscal year.

(3)        The figure presented for 2024 reflects the following additions and deductions from the summary compensation totals for Non-PEO named executive officers: (i) the $496,569 fair value at December 31, 2024 of outstanding and unvested PSUs and RSUs granted during 2024, (ii) a loss of $30,940 to reflect the year over year change in fair value at December 31, 2024 of outstanding and unvested equity awards in prior years, and (iii) a loss of $17,802 to reflect the year over year change in fair value of equity awards granted in prior years that vested in 2024.

(4)       Cumulative total shareholder return is calculated in accordance with Item 402(v) of SEC Regulation S-K by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Middlefield’s common share price at the end and the beginning of the measurement period by Middlefield’s common share price at the beginning of the measurement period.

(5)       Net income as reported in our audited financial statements for the applicable year.

Named Executive Officers, Footnote		Mr. Ronald L. Zimmerly served as Middlefield’s principal executive officer during 2024. The Non-PEO named executive officers for purposes of calculating the average non-PEO named executive officer compensation in each applicable year are as follows: (i) for 2024, Michael C. Ranttila and Michael L. Cheravitch; (ii) for 2023, Ronald L. Zimmerly and Michael C. Ranttila; and (iii) for 2022, Ronald L. Zimmerly and Donald L. Stacy.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 581,489	$ 479,376	$ 400,741
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 805,402	617,643	430,932
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Relationship Between Pay and Performance.

The relationship between compensation actually paid and Middlefield’s financial performance over the three-year period shown in the preceding Pay Versus Performance Table is illustrated in the following charts comparing PEO/NEO Compensation Actually Paid versus Total Shareholder Return (TSR) and Net Income.

Total Shareholder Return Amount	[3]	$ 123	137	114
Net Income (Loss)		$ 15,519,000	17,368,000	15,673,000
PEO Name		Mr. Ronald L. Zimmerly
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 1,263,438	458,215	128,001
PEO Actually Paid Compensation Amount	[4]	1,874,321	583,201	(120,924)
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]			666,490
PEO Actually Paid Compensation Amount				$ 783,197

[1]	Mr. Ronald L. Zimmerly served as Middlefield’s principal executive officer during 2024. The Non-PEO named executive officers for purposes of calculating the average non-PEO named executive officer compensation in each applicable year are as follows: (i) for 2024, Michael C. Ranttila and Michael L. Cheravitch; (ii) for 2023, Ronald L. Zimmerly and Michael C. Ranttila; and (iii) for 2022, Ronald L. Zimmerly and Donald L. Stacy.
[2]	The figure presented for 2024 reflects the following additions and deductions from the summary compensation totals for Non-PEO named executive officers: (i) the $496,569 fair value at December 31, 2024 of outstanding and unvested PSUs and RSUs granted during 2024, (ii) a loss of $30,940 to reflect the year over year change in fair value at December 31, 2024 of outstanding and unvested equity awards in prior years, and (iii) a loss of $17,802 to reflect the year over year change in fair value of equity awards granted in prior years that vested in 2024.
[3]	Cumulative total shareholder return is calculated in accordance with Item 402(v) of SEC Regulation S-K by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Middlefield’s common share price at the end and the beginning of the measurement period by Middlefield’s common share price at the beginning of the measurement period.
[4]	The figure presented for 2024 reflects the compensation actually paid to Mr. Zimmerly as Middlefield’s principal executive officer. Column (c) reflects additions and deductions of the following amounts from the summary compensation total for Mr. Zimmerly: (i) a gain of $633,902 to reflect the fair value at December 31, 2024 of all outstanding and unvested PSUs and RSUs granted to Mr. Zimmerly during 2024, (ii) a loss of $32,443, which is the year over year change in fair value of outstanding and unvested equity awards granted to Mr. Zimmerly in prior years, (iii) a gain of $15,561, to reflect the fair value of director stock grants awarded in 2024, and (iv) a loss of $6,137, which is the change, as of the vesting date, in fair value of any awards granted to Mr. Zimmerly in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the 2024 fiscal year.